GAIN ON DISPOSAL OF SUBSIDIARY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Sep. 30, 2014 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Gain on disposal	¥ 0	$ 0	¥ 0	¥ 7,403
Zhongcheng [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest transferred				70.00%
Remaining ownership interest (as a percent)					30.00%
Liabilities assumed by third party in exchange of equity				¥ 9,090
Fair value of retained noncontrolling interest in Zhongcheng					¥ 693
Carrying amount of net liabilities after the waiver of the net intercompany balances				6,710
Gain on disposal				¥ 7,403
Impairment loss			¥ 693
Zhongcheng [Member] | Ambow Shanghai [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest (as a percent)			100.00%